Property and Equipment, Net (Details) - Wag Labs, Inc. - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, Gross			$ 596	$ 665
Less: accumulated depreciation and amortization			506	385
Property and equipment, net	$ 55		90	280
Depreciation and amortization	$ 297	$ 110	388	213
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, Gross			136	130
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, Gross				75
Capitalized software
Property, Plant and Equipment [Line Items]
Property and equipment, Gross			$ 460	$ 460